Appendix 5 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2019
DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
APPENDIX 5 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS

APPENDIX 5 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS

This appendix forms an integral part of the Group’s consolidated financial statements.

Country	Chile
	12-31-2019		12-31-2018		12-31-2017
	Energy and Capacity	Tolls	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF INCOME	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	138,673,518	7,776,584	150,947,785	50,140,904	146,352,483	49,591,659
Energy Purchases	27,956,074	7,373,831	48,679,508	11,425,216	60,035,699	47,156,593

	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Due dates of payments to suppliers	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
On demand	80,078,456	124,772,032	—	204,850,488	12,198,153	229,044,692	—	241,242,845
31 to 60 days	—	—	—	—	436,324	9,162,556	—	9,598,880
61 to 90 days	—	—	—	—	—	—	—	—
91 to 120 days	—	—	—	—	—	—	—	—
121 to 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	—	—	—	—	6,765	—	6,765
Total	80,078,456	124,772,032	—	204,850,488	12,634,477	238,214,013	—	250,848,490

	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
EXPIRATION DETAIL	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers for energy purchase	-	44,207,683	-	44,207,683	-	66,627,358	-	66,627,358
Suppliers for fuel and gas purchases	-	55,179,023	-	55,179,023	12,634,477	27,153,362	-	39,787,839
Accounts payable for goods and services	526,993	25,385,326	-	25,912,319	-	32,385,871	-	32,385,871
Accounts payable for asset purchases	79,551,463	-	-	79,551,463	-	112,047,422	-	112,047,422
Totales	80,078,456	124,772,032	—	204,850,488	12,634,477	238,214,013	—	250,848,490